RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		$ 51,550,416	$ 53,855,210	$ 48,158,066	$ 53,638,553
Profit Distribution Rate	20.00%
Capital stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		456,722	456,722	456,722	456,722
Capital Adjustment.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		4,713,494	4,713,494	4,713,494	4,713,494
Paid-in capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		43,558,993	43,558,993	50,226,830	50,225,829
Legal reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		531,832		288,753	288,753
Other reserves.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		4,103,753		21,207,524	16,930,614
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		(3,826,555)	3,058,282	(29,588,524)	(19,932,404)
Other comprehensive income.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		1,971,266	$ 2,024,923	$ 812,991	$ 911,013
Argentine Central Bank [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		53,373,922
Argentine Central Bank [member] | Capital stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		456,722
Argentine Central Bank [member] | Capital Adjustment.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		4,713,494
Argentine Central Bank [member] | Paid-in capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		43,558,993
Argentine Central Bank [member] | Legal reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		531,832
Argentine Central Bank [member] | Other reserves.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		4,103,753
Argentine Central Bank [member] | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		(1,201,458)
Argentine Central Bank [member] | Other comprehensive income.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		$ 1,210,586
Banco Supervielle S.A.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Profit shown In income Statement		20.00%